Significant Accounting Policies (Expressed in Canadian $000's except per share amounts) (Narrative) (Details)	12 Months Ended
Sep. 30, 2013
Significant Accounting Policies (expressed In Canadian $000's Except Per Share Amounts) 1	20.00%